Net interest income	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Net interest income

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, please see Income statement commentary within Financial review (unaudited) on page 167.

3 Net interest income

Accounting for interest income and expenses

The Group applies IAS 39 Financial Instruments: Recognition and Measurement. Interest income on loans and advances at amortised cost, financial investments debt securities, and interest expense on financial liabilities held at amortised cost, are calculated using the effective interest method which allocates interest, and direct and incremental fees and costs, over the expected lives of the assets and liabilities.

The effective interest method requires the Group to estimate future cash flows, in some cases based on its experience of customers’ behaviour, considering all contractual terms of the financial instrument, as well as the expected lives of the assets and liabilities.

Barclays incurs certain costs to originate credit card balances with the most significant being co-brand partner fees. To the extent these costs are attributed to revolving customer balances they are capitalised and subsequently included within the calculation of the effective interest rate. They are amortised to interest income over the period of expected repayment of the originated balance.  Costs attributed to transacting customer balances are recorded within fee and commission expense when incurred. There are no other individual estimates involved in the calculation of effective interest rates that are material to the results or financial position.

	2017	2016	2015
	£m	£m	£m
Cash and balances with central banks	583	186	157
Financial investments	754	740	698
Loans and advances to banks	286	600	487
Loans and advances to customers	11,783	12,958	12,512
Other	225	57	99
Interest income	13,631	14,541	13,953
Deposits from banks	(370)	(265)	(128)
Customer accounts	(1,123)	(1,514)	(1,406)
Debt securities in issue	(915)	(990)	(553)
Subordinated liabilities	(1,223)	(1,104)	(1,015)
Other	(155)	(131)	(243)
Interest expense	(3,786)	(4,004)	(3,345)
Net interest income	9,845	10,537	10,608

Costs to originate credit card balances of £497m (2016: £480m; 2015: £368m) have been amortised to interest income during the period.

Interest income includes £48m (2016: £75m; 2015: £91m) accrued on impaired loans.

Included in net interest income is hedge ineffectiveness as detailed in Note 15 amounting to £(43)m in 2017 (2016: £71m; 2015: £81m).

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Net interest income
a Net interest income

	2017	2016	2015
	£m	£m	£m
Cash and balances with central banks	583	186	157
Financial investments	754	740	698
Loans and advances to banks	286	483	481
Loans and advances to customers	11,783	12,957	12,512
Other	225	57	99
Interest income	13,631	14,423	13,947
Deposits from banks	(370)	(204)	(123)
Customer accounts	(1,123)	(1,808)	(1,510)
Debt securities in issue	(898)	(690)	(422)
Subordinated liabilities	(1,225)	(988)	(978)
Other	(267)	724	449
Interest expense	(3,883)	(2,966)	(2,584)
Net interest income	9,748	11,457	11,363